Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous non-current assets [abstract]
Restricted credit card deposits	$ 43	$ 38
Prepaid loan costs (note 14(a))	1,272	1,772
Restricted cash	9,743
Environmental guarantee deposits	2,831
Prepaid forestry fees	3,628
Long-term value added and other taxes recoverable	5,385	46,487
Other assets	$ 22,902	$ 48,297